Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

	December 31, 2021	December 31, 2020
Long-term investments carried at fair value
Atlantica (a)	$1,750,914	$1,706,900
Atlantica share subscription agreement (a)	—	20,015
Atlantica Yield Energy Solutions Canada Inc. (b)	95,246	110,514
Other	2,296	1,783
	$1,848,456	$1,839,212

Other long-term investments
Equity-method investees (c)	$433,850	$186,452
Development loans receivable from equity-method investees (d)	31,468	22,912
San Antonio Water System and other (e)	30,508	5,219
	$495,826	$214,583
8.Long-term investments (continued)
Schedule of Income from Long-term Investments
Income (loss) from long-term investments from the years ended December 31 is as follows:

	Year ended December 31,
	2021	2020
Fair value gain (loss) on investments carried at fair value
Atlantica	$(107,030)	$519,297
Atlantica share subscription agreement	—	20,015
Atlantica Yield Energy Solutions Canada Inc.	(15,915)	20,272
Other	526	117
	$(122,419)	$559,701
Dividend and interest income from investments carried at fair value
Atlantica	$83,971	$74,604
Atlantica Yield Energy Solutions Canada Inc.	17,222	14,731
Other	330	2,113
	$101,523	$91,448
Other long-term investments
Equity method income (loss)	$(26,337)	$209
Interest and other income	20,776	13,380
	$(5,561)	$13,589
Income (loss) from long-term investments	$(26,457)	$664,738
(a)Investment in Atlantica
AAGES (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by AQN, has a share ownership in Atlantica Sustainable Infrastructure PLC (“Atlantica”) of approximately 44% (2020 - 44%). AQN has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. On December 9, 2020, the Company entered into a subscription agreement to purchase additional ordinary shares of Atlantica at $33.00 per share.
The contract was accounted for as a derivative under ASC 815, Derivatives and Hedging. On January 7, 2021, the subscription closed and the Company paid $132,688 for the additional 4,020,860 shares of Atlantica. The total cost for the Atlantica shares as of December 31, 2021 is $1,167,444. The Company accounts for its investment in Atlantica at fair value, with changes in fair value reflected in the consolidated statements of operations.
(b)Investment in AYES Canada
AQN and Atlantica own Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was Windlectric Inc. (“Windlectric”). The investment of $96,752 by AYES Canada in Windlectric is presented as a non-controlling interest held by a related party (notes 17).
AYES Canada is considered to be a VIE based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Accordingly, AQN's investment in AYES Canada is considered an equity method investment. Under the AYES Canada shareholders agreement, starting in May 2020, AQN has the option to exchange approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis, subject to certain conditions. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations.
As at December 31, 2021, the Company's maximum exposure to loss is $95,246 (2020 - $110,514), which represents the fair value of the investment.
8.Long-term investments (continued)
(c)Equity-method investees
The Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $433,850 (2020 - $186,452) including investments in VIEs of $86,202 (2020 - $174,685).
i) Operating facilities
The Company owns a 75% interest ownership in Red Lily I, an operating 26.4 MW wind facility. The Company also owns a 50% economic interest in Val-Éo, a 24 MW wind facility which achieved commercial operation in December 2021. The Company does not control the entities and therefore accounts for its interest using the equity method.
During the first quarter of 2021, the Company acquired a 51% interest in three wind facilities from a portfolio of four wind facilities located in Texas (“Texas Coastal Wind Facilities”) for $234,274. On August 12, 2021, the Company acquired a 51% interest in the fourth Texas Coastal Wind Facility for $110,609. All facilities have achieved commercial operations. The Company does not control the entities and therefore accounts for its 51% interest using the equity method.
ii) Development and construction projects
The Company also has 50% equity interests in several wind and solar power electric development projects and infrastructure development projects. The Company holds an option to acquire the remaining interest in most development projects at a pre-agreed price.
During the year, the Company acquired the remaining 50% equity interest of the North Fork Ridge Wind Facility, the Kings Point Wind Facility, the Sugar Creek Wind Facility, the Maverick Creek Wind Facility and the Altavista Solar Facility. As a result, the Company obtained control of the facilities and accounted for these transactions as asset acquisitions (note 3).
During the year, the Sandy Ridge II Wind Project, the Shady Oaks II Wind Project and the New Market Solar Project net assets of $220,677 were contributed into joint venture entities in exchange for 50% equity interests in the joint ventures and loans receivable in the net amount of $10,779 (note 8(d)) and a contract asset of $17,018 recognized for the portion of consideration payable upon mechanical completion but in no event later than December 31, 2022. The transfer of the New Market Solar Project resulted in a gain of $26,182. The projects are accounted using the equity method.
During the third quarter of 2021, the Company paid $1,500 to Abengoa S.A. (“Abengoa”) to purchase all of Abengoa's interests in the AAGES, AAGES Development Canada Inc., and AAGES Development Spain, S.A. joint ventures. The assets acquired for AAGES Development Spain S.A. included project development assets for $2,662 and working capital of $1,507. The existing loan between the Company and AAGES Development Spain S.A. of $3,089 was treated as additional consideration paid to acquire the partnership.
Pursuant to an agreement between AQN and funds managed by the Infrastructure and Power strategy of Ares Management, LLC (“Ares”), in November 2021 Ares became AQN’s new partner in its non-regulated development platform for renewable energy, water and other sectors through an investment of $19,688 each in Liberty Development JV Inc., which in turn invested $39,376 in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company. The investment by Liberty Development JV Inc. is presented as a non-controlling interest held by a related party (note 17). AQN and Ares also formed Liberty Construction (US) JV LLC (“Liberty Construction JV”) to jointly construct projects. The Shady Oaks II Wind Project and the New Market Solar Project noted above were Liberty Construction JV's first investments.
8.Long-term investments (continued)
(c)Equity-method investees (continued)
Summarized combined information for AQN's investments in significant partnerships and joint ventures as at December 31 is as follows:

	2021	2020
Total assets	$2,126,934	$3,201,967
Total liabilities	945,971	2,913,188
Net assets	$1,180,963	$288,779
AQN's ownership interest in the entities	327,555	141,666
Difference between investment carrying amount and underlying equity in net assets(a)	106,295	44,786
AQN's investment carrying amount for the entities	$433,850	$186,452
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.

Except for Liberty Global Energy Solutions B.V. (formerly Abengoa-Algonquin Global Energy Solutions B.V.) (“Liberty Global Energy Solutions”), all development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of December 31, 2021, the Company had issued letters of credit and guarantees of performance obligations: under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; and construction loan agreements. The fair value of the support provided recorded as at December 31, 2021 amounts to $4,612 (2020 - $12,273).
Summarized combined information for AQN's VIEs as at December 31 is as follows:

	2021	2020
AQN's maximum exposure in regards to VIEs
Carrying amount	$86,202	$174,685
Development loans receivable (d)	31,468	21,804
Performance guarantees and other commitments on behalf of VIEs	409,232	965,291
	$526,902	$1,161,780
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.
(d)Development loans receivable from equity investees
The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support (in the form of letters of credit, escrowed cash, guarantees or indemnities) in amounts necessary for the continued development and construction of the equity investees' projects. The loans generally mature between the fifth and twelfth anniversary of the development agreement or commercial operation date.
(e)San Antonio Water System and other
The Company no longer has significant influence over its 20% interest in the San Antonio Water System (“SAWS”), and therefore has discontinued the equity method of accounting in 2021. The investment is accounted for using the cost method prospectively.
Schedule of Investments in Partnerships and Joint Ventures
Summarized combined information for AQN's investments in significant partnerships and joint ventures as at December 31 is as follows:

	2021	2020
Total assets	$2,126,934	$3,201,967
Total liabilities	945,971	2,913,188
Net assets	$1,180,963	$288,779
AQN's ownership interest in the entities	327,555	141,666
Difference between investment carrying amount and underlying equity in net assets(a)	106,295	44,786
AQN's investment carrying amount for the entities	$433,850	$186,452
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.

Schedule of Variable Interest Entities
Summarized combined information for AQN's VIEs as at December 31 is as follows:

	2021	2020
AQN's maximum exposure in regards to VIEs
Carrying amount	$86,202	$174,685
Development loans receivable (d)	31,468	21,804
Performance guarantees and other commitments on behalf of VIEs	409,232	965,291
	$526,902	$1,161,780